22 Financial instruments - risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of consolidated derivative financial instruments

Financial assets – amortised cost

	2020 £’000	2019 £’000	2018 £’000
Cash and cash equivalents	7,546	10,928	2,343
Trade receivables	95	22	89
Other receivables	–	2,625	469
Total financial assets	7,641	13,575	2,901

Financial liabilities – amortised cost

	2020 £’000	2019 £’000	2018 £’000
Trade payables	337	725	286
Other payables	26	13	–
Accruals	768	1,765	1,025
Borrowings	260	6,082	1,252
Total financial liabilities – amortised cost	1,391	8,585	2,563

Financial liabilities – fair value through profit and loss – current

	2020 £’000	2019 £’000	2018 £’000
Equity settled derivative financial liability	1,559	664	–

Schedule of consolidated financial assets and liabilities at fair value

The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 21:

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2019	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£664,000	Level 3	Monte Carlo simulation model	Volatility rate of 78.4% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 78.3% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2018	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Schedule of foreign exchange risk

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2020 £’000	2019 £’000	2018 £’000
Cash and cash equivalents:
Pounds Sterling	7,247	3,153	457
US Dollar	120	2,021	1,421
Euro	179	5,750	459
Other	-	4	6
Total	7,546	10,928	2,343

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December, these exposures were as follows:

	2020 £’000	2019 £’000	2018 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	120	2,021	1,421
Euro	54	1,460	552
Other	1	7	8
Total	175	3,488	1,981

Schedule of foreign currency exchange rates

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2020	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	12	(293)	(4)
Total equity	12	(293)	(4)

Year ended 31 December 2019	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	202	54	–
Total equity	202	31	1

Year ended 31 December 2018	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	168	–
Total equity	142	168	–

Schedule of contractual maturities of financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2020	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,131	–	–	–	–
Bank loans	–	–	–	–	–
Lease liabilities	25	75	61	8
Government research loans	107	–	–	–	–
Total	1,263	75	61	8

2019	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	2,503	–	–	–	–
Bank loans	–	–	–	–	–
Lease liabilities	79	165	317	735	–
Government research loans	–	272	238	2,851	3,317
Total	2,582	437	555	3,586	3,317

2018	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,311	–	–	–	–
Bank loans	3	2	–	–	–
Finance leases	22	65	79	117	–
Government research loans	44	240	406	414	–
Total	1,380	307	485	531	–